Notes to the cash flow statements - Reconciliation of net cash provided by (used in) operating activities to net profit (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Reconciliation of net cash provided by/(used in) operating activities to net profit for the year
Net profit for the year	$ 5,699	$ 5,463	$ 2,292
Adjustments:
Depreciation, amortisation and impairment	1,581	3,054	2,473
Impairment charges	524	(348)	3,371
Net decrease/(increase) in current and deferred tax	427	350	(1,112)
(Increase)/decrease in accrued interest receivable	(544)	183	239
(Decrease)/increase in accrued interest payable	794	(423)	(1,260)
(Decrease)/increase in provisions	(621)	(1,716)	1,925
Other non-cash items	1,869	(253)	(693)
Cash flows from operating activities before changes in operating assets and liabilities	9,729	6,310	7,235
Net (increase)/decrease in:
Collateral paid	(1,524)	305	348
Trading securities and financial assets measured at FVIS	(3,750)	19,316	(8,756)
Derivative financial instruments	2,451	(2,420)	1,851
Loans	(36,345)	(15,098)	18,272
Other financial assets	279	(274)	273
Life insurance assets and life insurance liabilities	266	(593)	(277)
Other assets	20	6	70
Net increase/(decrease) in:
Collateral received	3,643	93	(1,096)
Deposits and other borrowings	35,054	33,737	28,910
Other financial liabilities	7,120	9,036	11,817
Other liabilities	11	(8)	4
Net cash provided by/(used in) operating activities	16,954	50,410	$ 58,651
Parent Entity
Reconciliation of net cash provided by/(used in) operating activities to net profit for the year
Net profit for the year	12,178	4,613
Adjustments:
Depreciation, amortisation and impairment	1,304	2,775
Impairment charges	629	(222)
Net decrease/(increase) in current and deferred tax	139	(195)
(Increase)/decrease in accrued interest receivable	(499)	173
(Decrease)/increase in accrued interest payable	645	(340)
(Decrease)/increase in provisions	(549)	(1,722)
Other non-cash items	(4,416)	1,067
Cash flows from operating activities before changes in operating assets and liabilities	9,431	6,149
Net (increase)/decrease in:
Collateral paid	(1,658)	339
Trading securities and financial assets measured at FVIS	(3,890)	18,625
Derivative financial instruments	380	(1,874)
Loans	(32,696)	(11,228)
Other financial assets	(186)	258
Other assets	37	(23)
Net increase/(decrease) in:
Collateral received	3,744	312
Deposits and other borrowings	33,586	28,696
Other financial liabilities	5,939	6,500
Other liabilities	41	(4)
Net cash provided by/(used in) operating activities	$ 14,728	$ 47,750